LOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
4410067	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords reviewed; flood data re-sent to LandSafe 04/XX/2010.
				7/XX/2018
4410068	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2004.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 03/XX/2008 and there is no evidence of reaffirmation.  The proof of claim was filed 01/XX/2005.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords reviewed and are out of scope.
				7/XX/2018
4410159	3	[3] Foreclosure processing has been delayed. [3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The servicer advised borrower loan is in foreclosure with no sale date. Borrower wanted to know the reinstatement amount and was provided with the amount and the contact information and office hours.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 10/XX/2017.  The first legal was completed 12/XX/2017.  The current foreclosure is delayed and the delay/XX/02/XX/14/XX/Mediation email notes: Email:sent to workout specialist advising the following documents are required for modification review.

The loan was reinstated on 08/XX/2018, after the review period and the foreclosure was closed and billed.
				7/XX/2018
4410222	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Searched keywords - no true hit
				7/XX/2018
4410285	3	[3] Collection comments are missing or incomplete. [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2009.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2009 and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keyword review complete.  No true hits.  Keywords were non-materiel finding and out side of scope.
				7/XX/2018
4410428	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to pay reinstatement amount over phone.  Advised must be in money order or cashiers check.  Borrower had address.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The current foreclosure is on hold and the hold reason is modification/XX/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords reviewed, true hits and immaterial:  cfpb, penalty and appeal.
Foreclosure closed 8/XX/2018 due to reinstatement after review period.
				7/XX/2018
4410464	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4410525	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Promise to pay $304 effective 05/XX/2018.  Authorized a 3rd party on the account.  Provided authorization number for the payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Reviewed keyword list – No relevant information found
				7/XX/2018
4410609	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower set up payment for trial advised they could not make payments too soon or it would mess up trial.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 05/XX/2018.  The current foreclosure is on hold and the hold reason is modification/XX/NOD.  Foreclosure on hold due to pending modification approval.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  Modification trial was approved on 06/XX/2018
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keywords - no true hits.
				7/XX/2018
4410617	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  Borrower called in schedule a payment in the amount of $367.25 for 1/XX/18 and advised intention to make next payment within billing period.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keyword-no true hit found
				7/XX/2018
4410626	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keywords
				7/XX/2018
4410862	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keyword list- no results found
				7/XX/2018
4411034	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Inbound call from borrower.  Property is owner occupied.  Agent advised of total amount due.  Borrower processed a payment in the amount of $506.96 effective 8/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 08/XX/2015.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword Search-
flood- collateral property not in flood zone
penalty- no pre-payment penalty
appeal- not in review scope
				7/XX/2018
4411060	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  The Servicer spoke to the authorized signer on the account, who confirmed and processed a payment in the amount of $570.61 on 01/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword reviewed, no true hit was found.

flood - 06/XX/2011 out of scope.
				7/XX/2018
4411294	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4411423	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to touch base in regards to his reinstatement figures  advised that the figures are not available as of yet. Need additional time. Updated financials and initiated the mod package to be mailed out.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.  Loan reinstated 08/XX/2018
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: 08/XX/2018, CFPB, YES, Hold type: CFPB-MOD hold closed,
07/XX/2018, SCRA, YES, SCRA upload
05/XX/2008, APPEAL, YES, Out of review time-frame, Refer borrower to appeal process outlined in letter
				7/XX/2018
4411618	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower advised he will try to make a payment with his next paycheck.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search:

Appeal 5/XX/08 immaterial and out of scope
				7/XX/2018
4411708	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search performed -  1 hit found -  flood Non material findings
				7/XX/2018
4411862	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower called in returning welcome call states received packet but has not had time to review.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords searched- no true hits.
				7/XX/2018
4411914	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword Search.

flood-out of scope.

hurricane-out of scope.
				7/XX/2018
4411996	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 09/XX/2017.  The borrower called in to discuss the account.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Reviewed keywords – no true hits found.
				7/XX/2018
4412009	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keywords

fraud: Immaterial hit as hit was out of scope
dispute: Immaterial hit as hit was out of scope
				7/XX/2018
4412060	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2017.  Borrower called in regarding payments
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords searched - no true hits.
				7/XX/2018
4412147	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords searched- two true hits- hurricane and natural disaster.
				7/XX/2018
4412246	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower called in payment for $500 for 5/XX/2018 and $477.29 for 5/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: No keyword search available for the Customer ID# on this account.
				7/XX/2018
4412411	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search:
Flood-Flood cert
				7/XX/2018
4412454	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: No keyword search available for the Customer ID# listed on this loan.
				7/XX/2018
4412577	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Commentary states borrower called in to inform of their commitment to pay $8182.05 on 8/XX/2018 by overnight mail.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword Search completed - True Hit - Paid off
				7/XX/2018
4412922	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Inbound call from borrower.  Property is owner occupied.  Agent updated financial information. Borrower processed a phone payment in the amount $574.38 effective 6/XX/2018.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword Search-
Mold- non visible
Roof- Roof condition good
Damage- No damage reported
				7/XX/2018
4412965	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2018.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2018 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is NA.
ADDITIONAL INFORMATION: Keyword Search completed - No True Hits
				7/XX/2018
4413086	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Outbound call to collect payment - discussed 'short term and long term options'.  No further details.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords reviewed - immaterial.
				7/XX/2018
4413425	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in payment for $261.74 for 7/XX//2018.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords searched- no true hits.
				7/XX/2018
4413435	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No key words found on the key word spreadsheet.
				7/XX/2018
4413578	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search performed and there wits for the following keywords:
boarded
flood
				7/XX/2018
4413600	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  The borrower called to inquiry about the loan status and how he can go about making payment as usual on loan. Advised that reinstatement figures will have to be ordered.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Reviewed keywords – only one had true hit–appeal.
				7/XX/2018
4413652	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Spoke with borrower and advised last modification closed back in Sept 2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modification closed 9/XX/13/XX/24/09)  prior to scope
				7/XX/2018
4413700	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in states has  not received any loan information since BOA purchased the loan borrower also request paper statement to be mailed.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword searched- no true hit.
				7/XX/2018
4413746	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in regarding that they had made two payments and they are not showing in system. Agent provided customer service number to call for this issue.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search performed and there were no hits for any keywords.
				7/XX/2018
4413750	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower made a promise to pay in the amount of  $1165.92 on 8/XX/2018 by mail.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Key word flood per notes Flood Data Re-Sent to Landsafe due to Property Address Change
				7/XX/2018
4413869	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Borrower called in to regards to a payment. Borrower made a payment in the amount of $382.89 for 2/XX/18 by phone and  informed of their commitment to pay $414.33 on 2/XX/18 by web. Rep. advised of short/long term options. Rep. transferred call to refinance per borrower's request.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keyword-no true hit
				7/XX/2018
4413899	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in to discuss the account. They requested reinstatement figures and was also advised of a modification option.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on 04/XX/2018.  The first legal was completed 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4414032	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was informed of their commitment to pay by phone.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2010.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 06/XX/2010 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: flood- flood data resent
cramdown-NA
				7/XX/2018
4414033	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and was advised of the total amount due and was asked for payment.  The borrower made a payment in the amount of $387.46 effective 8/XX/18.  The amount the borrower paid is less then the total amount due.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search completed, outside of scope.
				7/XX/2018
4414063	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4414078	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed Keywords .... no true hits.
				7/XX/2018
4414190	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  A phone payment in the amount of $300 was promised.  The borrower also committed to pay $246 on 6/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search:  Tornado-calling efforts suppressed due to tornado incident.
				7/XX/2018
4414209	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018 Rep advised of the permanent payment once the modification is completed and when payment is due.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 08/XX/2018.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Key word flood per notes .FLOOD: PROPERTY IS NOT LOCATED IN A FLOOD ZONE
Key word cfpb per notes CFPB - Non-Controllable Notice
Key word fraud per notes Explained to be careful of fraud
Key word roof no true hits
Key word death per notes Social Security  Disability  Death Benefits  Pension/Retirement
Key word appeal per notes  customer speak to appeals dept to appeal decision
				7/XX/2018
4414225	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called with questions regarding statement, provided total amount due with and without late fee. Reviewed short and long term options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword Search completed - Loan is not listed on the keyword document.
				7/XX/2018
4414264	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called to make a payment in the amount of $289.18 4/XX/long term options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keywords-none had true hits
				7/XX/2018
4414307	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Authorized third party calling to change the payment date for the scheduled pending payment and stated will make another  $350.00 sometime in June.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search: No keywords found
				7/XX/2018
4414333	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keyword-had no true hit
				7/XX/2018
4414364	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/XX/2017.  Borrower called to make a payment in the amount of $543.48 eff 11/XX/17. Declined TCPA.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keywords listed to be reviewed.
				7/XX/2018
4414435	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2017.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/XX/2017.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: A keyword search was conducted and no relevant hits were found.
				7/XX/2018
4414617	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 03/XX/2011.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: A keyword search was conducted and no relevant hits were found.
				7/XX/2018
4414654	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  On 7/XX/2018 Borrower called in and said they would overnight the payment as soon as they can, probably in twenty days.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keywords provided
				7/XX/2018
4414683	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called with commitment to pay on 8/XX/18.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: A keyword search was conducted and no relevant hits were found.
				7/XX/2018
4414750	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower returning call.  Borrower was advised that the post closing was completed and was provided with contact information for any additional questions.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search yields no true hits
				7/XX/2018
4414963	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in and was informed of total amount due.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search performed - no true hit found.
				7/XX/2018
4415047	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make a commitment to pay $657.98 on 8/XX/18. Rep. advised of short/long term options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keyword-no true hit
				7/XX/2018
4415086	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to discuss reinstatement.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/XX/9/XX/14/2018.
				7/XX/2018
4415094	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Reviewed keywords – no true hits
				7/XX/2018
4415139	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower was contacted to discuss payment arrangements.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords reviewed - no true hits.
				7/XX/2018
4415261	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Rep called to ask about a payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No key words found on the key word spreadsheet.
				7/XX/2018
4415508	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The borrower was trying to pay $250 at the financial center.  Advised it was less than fully monthly payment and total amount due.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The first legal was completed 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: The loan was reinstated on 8/XX/2018 and the foreclosure was closed.
There were no keywords to be located.
				7/XX/2018
4415535	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Informed borrower of document received for modification.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 08/XX/2018.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: A keyword search was provided and no relevant hits were found.
				7/XX/2018
4415581	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Borrower called in to make payment arrangement for 04/XX/2018. Also discussed long term and short term options. Borrower to call back and go over loss mitigation options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: boarded - Loan re-boarded to XXX from XXX.
Flood - flood zone reviewed
				7/XX/2018
4415604	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Searched keywords - no true hits
				7/XX/2018
4415617	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with borrower regarding modification status.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: A keyword search was provided and no relevant hits were found.
				7/XX/2018
4415681	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 04/XX/2018.  The first legal was completed 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is NOS/XX/10/2018.
No keywords found.
				7/XX/2018
4415830	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  The borrower was contacted on 12/XX/2017 regarding the past due amount. The borrower stated they were unaware the loan was past due, and advised they would discuss it with their spouse.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keywords were provided.
				7/XX/2018
4415990	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call - Borrower indicated she sent in a written request on 06/XX/2018 and she was supposed to receive a response in 30 days and hasn't - this has been an issue since April 2017.  She also received a $200 check from the servicer and wants to know why.  Transferred borrower to payment research.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Reviewed keyword - immaterial.
Flood: Prior to scope
				7/XX/2018
4416054	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  10/XX/2017 Customer called in a payment, dissatisfied with payment/XX/23/2009
Tax Delinquency- no mention.
				7/XX/2018
4416103	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Reviewed keyword search.  No true hits.
				7/XX/2018
4416161	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower scheduled a payment towards the loan.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 11/XX/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search:

Flood 12/XX/17 flood zone x
Appeal 11/XX/17 borrower was going to appeal decline, but doesn't appear to have happened
				7/XX/2018
4416185	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower stated that the reason for default was due to a reduction of income, primary borrower is paid by commission, Processed payment for $1012.68 for 8/30. Explained to borrower hoe to print out documents and to fax.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Key word was searched, Out of scope
				7/XX/2018
4416196	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower stated can make half of payment and other half later within May.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: On 7/XX/2017 borrower stated that he is on an fixed income that has recently reduced. Borrower discussed modification on 7/XX/2017, however, did not return documents. No further mention of loss mitt.

Keyword search completed..

Flood-11/XX/2009 Hit found out of scope.
				7/XX/2018
4416219	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: KEYWORD SEARCH:
flood - 11/XX/09 immaterial hit as hit was out of scope
cram down - ch13 filed 05/XX/17 with no cram down
deceased - 07/XX/18 account transferred to bk escalation/deceased team for servicing
				7/XX/2018
4416246	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower post dated 1st payment for perm Modification for 8/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  Comments do not indicate any additional information
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Borrower completed trial modification and was approved for perm Hamp Mod 7/XX/2018.

Keyword search completed.

Flood-02/XX/2018 Hit found. Not located in flood area. This is verbatim via comments provided.
Hurricane-03/XX/2017 Hit out of scope. Stated insurance policy is for flood and Hurricane.
				7/XX/2018
4416302	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The proof of claim was filed 08/XX/2016.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keywords to review
				7/XX/2018
4416538	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower call in to set up trial payments for $1,449.84 each for 6/XX/2018, 7/XX/2018 and 8/XX/2018.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords searched -no true hits
				7/XX/2018
4416571	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 10/XX/2017.  Spoke with borrower, advised him to call in on 10/12 to request reinstatement letter be faxed to him
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: flood- out of scope
tax delinquency- out of scope
insurance claim- out of scope
scra- out of scope
dispute- out of scope
				7/XX/2018
4416758	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower mentioned there was an issue with his account and will mail payment in. Commitment to pay $151.00 on 03/XX/2018 by Regular Mail accepted. Advised short term and long-term loss mitigation options may be available.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2018.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.  The bankruptcy was discharged on 08/XX/2018 and there is no evidence of reaffirmation.  Evidence that the BK was closed 8/XX/18 with a relief date of 08/XX/2018. However, that is after the status cutoff date.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search completed. No red flags found. BK POC Payment Research/XX/19/XX/24/XX/09/2018.
				7/XX/2018
4416906	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The agent confirmed that additional funds from the payment within the same billing payment will go towards principle.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 12/XX/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: boarded-loan was reboarded
flood- property not located in flood zone
litigation-loan that is being worked by litigation
military-have to waive a portion of their military retirement death- death benefits/ retirement income
				7/XX/2018
4416965	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  The servicer contacted the borrower regarding their payment and the borrower made a payment arrangement in the amount of $895 for 4/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords not available.
				7/XX/2018
4417391	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Servicer provided payment information and account balances.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search completed- no relevant hits
				7/XX/2018
4417527	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called about who is servicing mortgage. Reinstatement figures were ordered. Borrower was advised of short and long term options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Reviewed keywords no true hits.
				7/XX/2018
4417653	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Talk to borrower promise to pay $326.98 at branch on 7/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search no true hits.
				7/XX/2018
4417660	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  On 5/XX/2018, the customer called in to process a phone payment.  Also short and long term options were discussed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4417839	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: flood - immaterial
				7/XX/2018
4417962	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords reviewed; policy type; earthquake 12/XX/2009, flood data re-sent to LandSafe 11/XX/2009, line went dead 08/XX/2009.
				7/XX/2018
4418116	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Borrower promise to pay $100.76 effective 03/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search =
Flood - Flood insurance policy.
Penalty - Pre payment penalty.
				7/XX/2018
4418250	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke to Borrower and they wanted to know how late fees are calculated.  Borrower was advised of sale date, foreclosure status, amount of late charges and how to calculate late charges.  Modification documents are still being put together for review.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is UTD.  Unable to determine the next projected foreclosure step.  Senior sale date postponed - new sale date 10-XX-2018
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Reviewed keywords – five had true hits – flood (Immediate), hhf (Breach Expiration Date: 2/XX/17; customer reviewed with HHF on 1st mortgage; he is continuing with modification on 2nd), death (Out of scope), dispute (Out of scope) and appeal (appealing the decision on income).
				7/XX/2018
4418491	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword - out of scope
				7/XX/2018
4418558	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called in to make final trial payment.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 04/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 08/XX/2014 and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: No true keyword hits.
				7/XX/2018
4418560	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search shows 1 true hit - loss draft
				7/XX/2018
4418562	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Spoke with borrower, advised modification documents were received. Reviewed next steps.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 12/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently in an active trial to modification plan.  08/XX/2018- PER NOTES: LOAN IN ACTIVE MOD
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Previous Notes: 02/XX/2017 - Loan is 2nd lien. Loan in active Mod as of 08/XX/2018.
Keyword search completed.
				7/XX/2018
4418565	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower made payment in the amount of $2000.00.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 03/XX/2017.  The modified principal balance is $192,400.80.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search completed- no relevant hits
Loan referred for foreclosure on 8/XX/16 after scope of review
				7/XX/2018
4418569	3	[3] Collection comments are missing or incomplete. [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Spoke with borrower called for status update. Customer provided verbal regrading income. I  submitted  to underwriter via sharepoint and advise customer to allow a few days for underwriter to review.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 04/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: NA
				7/XX/2018
4418570	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called 8/XX/2018. Property is owner occupied and intention is to keep the home. Borrower called to retrieve reinstatement figures.Agent informed the borrower of the foreclosure sale date of 10/XX/2018 and that the loan is in foreclosure.  Agent advised the reinstatement figures on file have expired. Agent ordered new reinstatement figures while on call.  Borrower will call back to have reinstatement figures verbally provided over the phone.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is other - Tax Sale.  Unable to determine the next projected foreclosure step.  Comment 8/XX/2018, User has placed the file on hold for Tax Sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Reviewed Keywords - true hits:  Boarded-comment 4/XX/2018-Loan was an internal transfer that boarded 4/XX/2018.  Tax Sale - comment 8/XX/2018 - Incorrect hold type. Please use the Tax Sale hold.  Appeal-comment 7/XX/2018-Borrower and the applicable appeal period has expired.
				7/XX/2018
4418574	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to get a reinstatement quote. Borrower was provided the XXX address where to send the funds. Borrower requested options on the loan and was advised of a modification and the borrower declined due to not filing taxes since 2015. Borrower advised will bring the loan current.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Account referred to foreclosure on 08/XX/2018.
Keyword search - no true hits.
				7/XX/2018
4418580	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Customer stated made last trial payment  and would like to know what is the next step.  I advised the permanent extension letter has been mailed  with the new terms and information . Please sign, date and return in prepaid envelope no later than 08/XX/2018. Customer has not received the letter as of today. I advised the customer to call us if has received the letter by 08/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search completed.
				7/XX/2018
4418586	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The co-borrower called and asked what was needed to bring the account current. The agent advised they would order a reinstatement quote for the borrower.  Borrower is deceased and ---.  The date of death is 11/XX/2017.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 02/XX/2018.  The first legal was completed 06/XX/2018.  The current foreclosure is on hold and the hold reason is court delay.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search completed, borrower is deceased. No other true hits.
				7/XX/2018
4418590	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  THIRD PARTY CALLED TO ADVISE BORROWER IN THE HOSPITAL
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is NA.
ADDITIONAL INFORMATION: KEYWORD SEARCH
BOARDED - BOARDED TO I SERIES - XXXX
CRAM DOWN - NOT IN NOTES
				7/XX/2018
4418600	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called 7/XX/2018 and was advised the 4506-T document is not complete; copy to be mailed to the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however documents are missing to complete the review process.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Researched Keywords - true hits:   Boarded (4/XX/2018) / SCRA - no impact
				7/XX/2018
4418601	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The first legal was completed 08/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keywords searched - no true hits.
				7/XX/2018
4418611	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The  borrower was informed of the total amount due.  Asked about options available.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2014.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2016 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword hits: boarded, flood, and scra.
				7/XX/2018
4418620	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Agent advised borrower of Notice of Intent that had expiration date of 6-XX-18 and advised that credit reporting will continue.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - DIL.
ADDITIONAL INFORMATION: Keyword search yielded no material hits.
				7/XX/2018
4418625	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The co-borrower called to see what options are available.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/XX/2013.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 07/XX/2013 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Reviewed keywords- Boarded was a true hit. Cram down was not pursued.
				7/XX/2018
4418627	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments from 8/XX/18 indicate borrower has paid the reinstatement funds of $7458.65 with paid to date of 7/XX/18.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The current foreclosure is on hold and the hold reason is missing documents.  The next projected foreclosure step is first legal/XX/14/XX/15 indicate attorney confirmed foreclosure is closed and billed.

Keywords reviewed, true hits, immaterial or out of scope:  boarded, cram down, hurricane, natural disaster, tax delinquency and tax sale.
				7/XX/2018
4418631	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: boarded - Loan was an internal transfer that boarded 06/XX/2018
				7/XX/2018
4418636	3	[3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in and said will bring loan current prior to expiration date of 7/XX/2018.  Borrower is deceased and ---.  The date of death is 02/XX/2006.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The current foreclosure is on hold and the hold reason is missing documents.  Unable to determine the next projected foreclosure step.  Hold Comments: Original Note is needed to proceed with foreclosure action. Same has been requested. Status: A
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Borrower called in and advised will bring loan current prior to expiration date of 7/XX/2018, do not see that payment was received.  Notes from 8/2018 state there is a death of borrower, do not see that probate has been completed. Foreclosure on hold due tot the deceased. ***

KEYWORDs=== boarded file uploaded;  probate for death of borrower; tax delinquency beyond scope; death and deceased borrower; ****
				7/XX/2018
4418637	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower committed to $1276.80 on 7/XX/2018
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword review - 2 valid hits
Military 3/XX/2017
SCRA 10/XX/2017
				7/XX/2018
4418643	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: boarded
				7/XX/2018
4418649	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The last contact with the borrower was on 08/XX/2018, borrower stated has sent in reinstatement amount for $17949.22.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 05/XX/2018.  The first legal was completed 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: 8/XX/2018 - Attorney has confirmed file has been closed and billed due to Reinstatement for $17,949.22 received 8/XX/2018.
Keyword Search
SCRA: SCRA uploaded batch ID.
 User has placed the file on hold. Hold Reason: CFPB
Boarded: Loan was an internal transfer that boarded to I Series on 12/XX/2014
				7/XX/2018
4418652	2	[2] Currently Delinquent Mortgage [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is 05/XX/2006.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keyword hits for death and deceased.
				7/XX/2018
4418653	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated he will make a payment next week, unsure of amount and date.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keyword Search - no true hits.
				7/XX/2018
4418656	3	[3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower paid amount required to reinstate loan and stop foreclosure at the branch.  Borrower is deceased and ---.  The date of death is 11/XX/2016.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is other - Loan reinstated after review cut off date..  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keyword Search:
Boarded - 06/XX/17 Loan Boarded
Tax Delinquency - No Hit
Death - 07/XX/18 Trust Grant Deed Of Death Of Trustee
Deceased - 07/XX/18 Ach Cancelled Due To Deceased Signer
				7/XX/2018
4418659	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The Borrower called to make a payment in the amount of $7770.84 effective 03/XX/2018 the Borrower will call back with financial data for payment assistance.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword review one true hit boarded.

boarded- 12/XX/2017 Loan was an internal transfer that boarded to iSeries on 12/XX/2017
				7/XX/2018
4418667	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower called 7/XX/2018 and had questions regarding the payment history.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords - true hits:  Boarded (4/XX/2017) and CFPB
				7/XX/2018
4418675	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to verify if payment for reinstatement was received and the agent confirmed that the payment was received. The borrower was advised that the account should be updated and back to normal within a couple of days and advised of next payment due date.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 03/XX/2018.  The first legal was completed 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Notes on 08/XX/2018 stated the foreclosure process was closed and billed due to reinstatement funds in amount of $14,380.05 was received on 08/XX/2018.

Keyword search completed - No true hits.
				7/XX/2018
4418683	3	[3] Collection comments are missing or incomplete. [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keyword search completed - No true hits.
				7/XX/2018
4418685	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/XX/2014.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 02/XX/2015 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search completed - No true hits.
				7/XX/2018
4418690	3	[3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to advise would check with family for assistance.  Borrower advised funds needed to be certified overnight or wired in.  Borrower is deceased and ---.  The date of death is 05/XX/2014.
REASON FOR DEFAULT: The reason for default is death of secondary borrower.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The first legal was completed 08/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keyword search reflects positive hits for death and deceased.  Co borrower deceased as of 5/XX/14 and death certificate received.
				7/XX/2018
4418693	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Received call from mr. XXXXXXX and customer is looking to see if we have the amount he needs to bring account current.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is 12/XX/2017.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418694	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower called in to see if their reinstatement funds had been received.  The agent advised that they were not received yet.  The agent also advised that the borrower call back to check on the status of the funds.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search completed, title issue resolved outside of review period in August 2018.
				7/XX/2018
4418698	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: keyword reviewed-true hits- boarded, collapse, military.
				7/XX/2018
4418699	3	[3] Collection comments are missing or incomplete. [3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  Call received from unauthorized third party who scheduled 2 payments one for $9,9999.00 and $1,751.23.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 05/XX/2018.  The first legal was completed 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords reviewed; loan was an internal transfer that boarded 12/XX/2017.
Foreclosure process was confirmed closed and billed on 08/XX/2018, after the review period, as the loan was reinstated.
				7/XX/2018
4418702	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in, wants to make a payment of $14,228.77. Servicer advised that the loan is a HELOC loan and confirmed the amount , gave the overnight address and western union address with payment instructions; Note where the funds are from, Reinstatement funds must be paid with certified funds or money order and mailed to the address listed above (walk in payments won't be accepted) Funds must reference the BOA loan number property address and customer name. If the funds can't be identified the funds will be returned.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Reviewed keyword – boarded – Loan was an internal transfer that boarded to iSeries on 04/XX/2018
Reviewed keyword – cfpb – Hold type: CFPB
				7/XX/2018
4418703	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2018.  Account inquiry. provided hud #. authorized daughter to join call. advised payment due for february principle on past due 02/XX payment. advised have not received any modification documentation. advised gave list of documents needed for modification. provided fax # and mailed modification package.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.  Loan is a existing modification
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418707	3	[3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and was advised of the total amount due and asked for payment. The borrower stated will make payment in amount of $16,141.45 on 07/XX/2018 by overnight mail and the agent provided borrower with the address to overnight funds for reinstatement.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure on 05/XX/2018.  The first legal was completed 06/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: The foreclosure was closed and billed 08/XX/2018 as account was reinstated.

Keyword search completed - 1 true hit - deceased. The date of death not provided.
				7/XX/2018
4418709	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower stated they would try to get their full payment in on 07/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 04/XX/2018.  The first legal was completed 05/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is NOS/XX/22/2018.
Boarded:Prior to scope Non material findings
				7/XX/2018
4418710	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower promise to pay $1,195.34 on 08/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search =
boarded - Loan was an internal transfer that boarded to iSeries on 04/XX/2018.
tax delinquency - Tax delinquency.
				7/XX/2018
4418717	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 01/XX/2018.  inbound call from borrower to discuss payment made recently as it did not go through correctly.
REASON FOR DEFAULT: The reason for default is other.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: XXX boarded 06/XX/2016 Loan was boarded into ISeries
876478443 hhf    07/XX/2017 HHF contact was provided to borrower to contact for assistance.
876478443 death 01/XX/2018 borrower had death in family
876478443 penalty  07/XX/2016 borrower had to pay tax penalty
876478443 appeal   11/XX/2017 borrower was appealing amount due for account
******08/XX/2018 - Account has completed the trial modification process and is pending a permanent modification offer to be mailed.*******
				7/XX/2018
4418726	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in states payment will be made at a later date
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords searched- one  true hit- boarded.
				7/XX/2018
4418729	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Caller advised will make a payment at the branch on 12/XX/17. advised borrower has not passed away.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418733	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Last spoke to borrower regarding the loss mitigation and trial modification. The foreclosure action is on hold due to loss mitigation on the loan
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 04/XX/2018.  The current foreclosure is on hold and the hold reason is forbearance/XX/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: No true hits on keyword search
				7/XX/2018
4418737	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Borrower called in; agent went over next trail agreement with borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/XX/2015.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on 03/XX/2016 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418739	2	[2] Currently Delinquent Mortgage [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower stated interested in loan modification and not interested in loan modification on second loan.  Borrower is deceased and ---.  The date of death is 02/XX/2014.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword Search:

boarded: outside of review scope
death: death of borrower  _2/XX/2014_ 7/XX/2018
deceased: deceased borrower 7/XX/2018
citation: not located
				7/XX/2018
4418741	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower 2 called in regarding missing mod documents.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: The file was referred to foreclosure on 10/XX/2017.  The first legal was completed 01/XX/2018.  The current foreclosure is on hold and the hold reason is modification/XX/27/XX/05/2012 and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords searched- two true hits- boarded and appeal.
				7/XX/2018
4418748	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to see how to make a payment
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418755	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called in and agent received a one time authorization to speak with third party and provided total amount due and asked fro payment. No further details of the call provided.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Comment dated 07/XX/2018 reflects that pre-foreclosure review is completed and will advance to the next level upon expiration of the pre-foreclosure letter.

Keyword search completed - No true hit.
				7/XX/2018
4418759	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower advised he received the modification agreement and wanted to know how to complete the packet. The borrower was advised which pages to sign and date.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: The file was referred to foreclosure on 03/XX/2018.  The first legal was completed 03/XX/2018.  The current foreclosure is on hold and the hold reason is current loss mitigation in place.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: boarded
cfpb
flood
				7/XX/2018
4418761	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to get reinstatement amount and it was provided by rep;
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The first legal was completed 08/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/XX/29/18 and foreclosure was closed.****
				7/XX/2018
4418764	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  08/XX/2018 -- Borrower called and servicer gave verbal reinstatement figures.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The first legal was completed 08/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Reviewed keywords no true hits.

 Also in comments states this is a 2nd lien mortgage.
				7/XX/2018
4418765	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Verbally provided reinstatement figures. Caller informed of their commitment to pay $5801.52 on 08/XX/2018 by Overnight Mail.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/XX/10/XX/25/XX/31/18.
Keyword search was immaterial.
				7/XX/2018
4418775	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower stated he just signed for the property but wanted to know his options and what assistance was available. The borrower stated he is interested and will send in financials.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: The borrower is in contact with the servicer and is making arrangements to provide financials for review for assistance.
				7/XX/2018
4418777	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Searched Keywords - no true hits
				7/XX/2018
4418778	3	[3] RFD - Borrower Illness [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 the authorized third party spoke with an agent. The agent advised of the notice of intent that was showing on the account. The authorized third party advised that the third trial payment had been made that day. The agent advised would be following up again on the account.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  Borrowers made 3rd trial payment on 08/XX/2018. The borrower is pending final modification documents.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search shows 2 true hits - cfpb and appeal.
				7/XX/2018
4418779	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called to see if reinstatement funds rep advised funds for $5,243.28 was applied on 8/XX/2018 and it takes 24-48 hrs for foreclosure status too be removed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keywords searched- two true hits- boarded and dispute. Loan referred to foreclosure post review on 08/XX/2018. Loan reinstatement funds received 8/XX/2018 and Foreclosure was closed 8/XX/2018.
				7/XX/2018
4418780	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/XX/17/2018
				7/XX/2018
4418781	3	[3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is 08/XX/2015.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - SS.
ADDITIONAL INFORMATION: Reviewed keywords – only two had true hits – death and deceased
				7/XX/2018
4418785	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Per last borrower contact borrower called in to get refinance information and obtain amount due.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword Search:

boarded: outside of review scope
cfpb: cfpb mod hold 2/XX/2018
cram down:  outside of review scope
flood: wildfire/XX/21/XX/5/2018 for re-evalutation
				7/XX/2018
4418787	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Inbound call from borrower to give permission to speak with non authorized third party. Rep. provided letter of authorized to be faxed to XXX, updated financials, and explained the process.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is NA.
ADDITIONAL INFORMATION: Keywords reviewed- only two had true hits-fire and boarded

Commentary 10/XX/17 indicates borrower was calling  for mod assistance due to the fire in CA.

Commentary 6/XX/18 indicates loan was an internal transfer that boarded to iSeries on 6/XX/18
				7/XX/2018
4418789	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 04/XX/2018.  Processed a phone payment in the amount of $302.40 effective 04/XX/2018. advised of short term long term assistance.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418799	2	[2] Currently Delinquent Mortgage [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  On 08/XX/2018 the authorized third party spoke with an agent and the agent advised that account is current, however third party was trying to assume the loan. The agent transferred the call.  Borrower is deceased and ---.  The date of death is 11/XX/2012.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search shows 2 true hits - death and deceased.
				7/XX/2018
4418837	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Per the last borrower contact, borrower called and said would be sending modification back due to notary error.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword  Search:

boarded: outside of review scope
cfpb: outside of review scope
flood: outside of review scope
hurricane: outside of review scope
damage: outside of review scope
				7/XX/2018
4418851	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised he was unable to speak at this time.
REASON FOR DEFAULT: The reason for default is payment adjustments.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keywords:  Boarded - 4/XX/18 - No damages noted.  Hurricane - 8/XX/13 - Immaterial and out of scope.

After the review period the loan was referred to foreclosure on 08/XX/2018.
				7/XX/2018
4418877	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  The borrower called in to discuss their account and was transferred to the mediation department.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The first legal was completed 05/XX/2017.  Service was completed 07/XX/2017.  The current foreclosure is on hold and the hold reason is other - Mediation.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 02/XX/2013 and there is no evidence of reaffirmation.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keyword – boarded – Immaterial hit as hit was out of scope
Reviewed keyword – cfpb – hold type CFPB- MOD Hold
Reviewed keyword – contested – Non-contested FC
Reviewed keyword – cram down – cram down N
Reviewed keyword – flood – not in flood area
Reviewed keyword – hurricane – Immaterial hit as hit was out of scope
Reviewed keyword – litigation – Litigation case received but does not reflect UP
Reviewed keyword – appeal – borrower is requesting an appeal on decline
The foreclosure was closed and billed outside of the review period on 08/XX/2018.
				7/XX/2018
4418883	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower advised that he just made a payment and is working on getting caught up. He will be making another payment in 2 weeks for $2000 and will make additional payments until he is all caught up.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword Search:

Boarded: Loan was an internal transfer that boarded to iSeries on 04/XX/2018.

Hurricane: Remove block of NSF fee assessment done for hurricane Sandy remediation.
				7/XX/2018
4418888	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/XX/2012.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 05/XX/2012 and there is no evidence of reaffirmation.  DOCKET REVIEW DATE 06/XX/2018:
06/XX/2018 NOTES STATE BK RECEIVED 06/XX/2018
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keyword Search: Bankruptcy docket review date 06/XX/2018, chapter 7 filed 01/XX/2012, case #XXXX
				7/XX/2018
4418919	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword searched- one true hit-boarded. Loan was approved for Foreclosure and referred to foreclosure attorney 8/XX/2018.
				7/XX/2018
4418921	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower called in to request reinstatement amount RFD temporary reduction in income.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/XX/2010.  The chapter is Chapter 7.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 01/XX/2011 and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keywords searched- two true hits- collapse and boarded. Loan was approved for Foreclosure 7/XX/2018 and referred to Foreclosure attorney 8/XX/2018.
				7/XX/2018
4418930	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The current foreclosure is on hold and the hold reason is other.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search completed, no probate, no other true hits.
				7/XX/2018
4418933	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Rep. advised permanent documents received /XX/25/XX/06/XX/29/XX/13/2018.
Reviewed Keywords - 2 true hits - Title issue and Litigation
				7/XX/2018
4418934	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower was told of short and long term options but stated that the loan would be current once he receives payment from his parents' estate and should be current by 08/XX/18.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: The loan was approved for foreclosure on 08/XX/18. The borrower has stated that the loan should be current by 08/XX/18.
				7/XX/2018
4418936	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower advised will mail back mod documents.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently under review for modification however has not yet been approved.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Key word boarded per notes Loan was an internal transfer that boarded to iSeries on 04/XX/2017
Key word flood per notes only SFDFlood zone
Key word roof no hits
				7/XX/2018
4418938	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Representative spoke with borrower told borrower of continued collection calls also told borrower of receiving reinstatement payment and being applied. representative also told borrower of loss mitigation options.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The current foreclosure is on hold and the hold reason is other - it appears borrower has made some type of reinstatement payment and now on since 08/XX/18 for funds to post?.  Unable to determine the next projected foreclosure step.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418939	2	[2] Currently Delinquent Mortgage [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower was contacted and stated that they were not interested in a modification and were just going to catch up with their monthly payments.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search completed, borrower deceased, no other true hits.
				7/XX/2018
4418944	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrower confirmed with representative promise to pay by phone on 08/XX/2018
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4418946	2	[2] Currently Delinquent Mortgage [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is 10/XX/2017.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keywords show 2 true hits - death and deceased
				7/XX/2018
4418968	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Servicer called borrower to make aware to make up third trial payment to avoid being declined for modification.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/XX/2015.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 05/XX/2017.  The proof of claim was filed 02/XX/2016.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords reviewed -  2 true hits found - litigation, counterclaim
CFPB:  11/XX/2017 Modification Hold
contested:  Non contested answer
Cram Down:  Prior to scope Non material findings
Flood:  Prior to scope Non material findings
Hurricane:Prior to scope Non material findings
Dispute:  dept dispute up for review
				7/XX/2018
4418977	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Authorized third party called in to inform borrower was accepting the trial.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords reviewed - No true hits found
				7/XX/2018
4419014	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Called borrower to discuss the past due payment on the loan. Borrower promised to make a payment. Customer could not stay on the line due to driving.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keywords Reviewed:   no true hits.
boarded
flood

Comments from 7/20 indicate that loan will not be advanced to foreclosure until all exceptions are cleared.
				7/XX/2018
4419018	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Rep. called co-borrower to verify if mailed permanent mod. docs.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keywords-no true hits were found
				7/XX/2018
4419031	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Advised to not to make last payment too early due XX. Borrower worried about mother not signing because has been complicated and the daughter is trying to understand if the new offer is a step rate and what that comparison is.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 03/XX/2018.  The first legal was completed 04/XX/2018.  Service was completed 04/XX/2017.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.  Loan is in an active modification
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keywords-three had true hits-boarded, cfpb, and flood

Commentary 12/XX/17 indicates loan boarded to iSeries on 12/XX/17

Commentary 5/XX/18 indicates hold reason:cfpb-mod hold

Commentary 5/XX/18 indicates flood zone c
				7/XX/2018
4419035	3	[3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Comments show third party called to check status of loan and payment. The servicer advised process for sending trust documents.  Borrower is deceased and ---.  The date of death is 03/XX/2017.
REASON FOR DEFAULT: The reason for default is business failure.
FORECLOSURE: The file was referred to foreclosure on 04/XX/2018.  The first legal was completed 08/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is judgment.  Comments show borrower is in active foreclosure.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Reviewed keywords – only two had true hits - Death, Deceased
				7/XX/2018
4419075	2	[2] Loan is in Bankruptcy
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  Borrowers Attorney stated that court approval will come down on 08/XX/2018.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is active.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search -
Boarded - Loan boarded into the system.
cfpb - CFPB mod hold.
Flood - Flood insurance certificate.
Litigation - Litigation underwriting.
Military - Military search completed.
scra - SCRA check completed.
Tax delinquency - Tax delinquency.
Death - Death and divorce database.
Deceased - Borrower is not deceased.
				7/XX/2018
4419081	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/XX/2018.  Commentary states borrower called in to make payments on the account.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword Search completed - No True Hits
				7/XX/2018
4419087	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  Borrower promised to pay in branch on 7/XX/18
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4419094	3	[3] Loan is in Foreclosure [2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The co-borrower confirmed the modification documents had been received and counter signed by the servicer.  The co-borrower was advised their first payment of $1,654.25 is due on 09/XX/21/XX/12/XX/22/XX/26/XX/25/2018.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
ADDITIONAL INFORMATION: Keyword search- no true hits.
				7/XX/2018
4419104	3	[3] Collection comments are missing or incomplete. [3] Loan is in Foreclosure [2] Evidence of deceased borrower(s).
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  A third party called in stating name is on the deed and was transferred to the deceased unit.  Borrower is deceased and ---.  The date of death is 05/XX/2017.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The first legal was completed 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is service.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: Keywords reviewed; loan was an internal transfer that boarded on 04/XX/2018, FRLO collapse 09/XX/2009, transfer of title prior to death of borrower 07/XX/2018, read the deceased disclaimer 08/XX/2018, contact XXX to dispute 09/XX/2009. Death certificate and quit claim deed were received on 07/XX/2018. Loan was reinstated on 08/XX/2018, after the review period, closing the foreclosure process. Comment dated 08/XX/2018 servicer received correspondence informing the executor of the estate. On 08/XX/2018 request to change mailing address on 08/XX/2018 was denied as not executor has been appointed.
				7/XX/2018
4419105	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The first legal was completed 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is NOS/XX/15/2018, after the review period, due to reinstatement.
				7/XX/2018
4419107	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/XX/2018.  The borrower called to confirm modification documents were received and was advised to resend certain documents that were not legible and additional documents required.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: The file was referred to foreclosure on 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/XX/10/XX/27/2018.
Reviewed keywords - no true hits
				7/XX/2018
4419114	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 05/XX/2018.  Borrower scheduled 3 payments to be processed on 6-XX-18, 7-XX-18 and 8-XX-18
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4419117	3	[3] Loan is in Foreclosure
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/XX/2018.  The borrower discussed the next payment due.
REASON FOR DEFAULT:
FORECLOSURE: The file was referred to foreclosure on 06/XX/2018.  The first legal was completed 07/XX/2018.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is sale.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/XX/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XX-XXXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on 06/XX/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 09/XX/2011.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Foreclosure closed and billed on 08/XX/2018; loan was reinstated.
boarded - 04/XX/18 - loan boarded
cram down - no cram down - keyword found in date out of scope military - 08/XX/18 - non-military
scra - 08/XX/18 not SCRA protected
				7/XX/2018
4419118	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/XX/2018.  The borrower called in to make a promise to pay on 02/XX/2018 at the branch.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
ADDITIONAL INFORMATION: Keyword search:
Boarded: Loan boarded
Collapse: System
Military: Not active
SCRA: Not active.
				7/XX/2018
4419123	2	[2] Currently Delinquent Mortgage
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2017.  Borrower has been reinstated on his account
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.
ADDITIONAL INFORMATION: No keyword hits.
				7/XX/2018
4626900	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
				3/XX/2017
4626912	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 04/XX/2016.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Borrower (XXXXX) called in asking for clarification of the letter. Agent advised of timelines
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
				3/XX/2017
4626917	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
				3/XX/2017
4626979	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 03/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 12/XX/2015.  Agent spoke to  borrower and informed borrower does not qualify for Loss Mitigation assistance due to lack of income. Borrower understood but was not happy; Agent advised borrower to decrease expenses
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: NA
				3/XX/2017
4626991	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/XX/2017.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer.  02/XX/2017 - Borrower sent letter in stating credit report reflects 60 days late when there should only be a 30 day late.  On 03/XX/2017, another letter was received from Borrower.  No update was submitted as credit dispute delinquency was responded to accurately.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/XX/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/XX/2017.  Letter received from Borrower disputing credit report reporting resolution. See Dispute Comments for further detail.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
				3/XX/2017
4627002	2	[2] Loan is in Bankruptcy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/XX/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No further bankruptcy information was captured.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: NA
				3/XX/2017